Stock-Based Compensation Plans Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock appreciation rights award activity
The total intrinsic value of stock-settled SARs exercised was $.1 in the fiscal year ended September 30, 2011 and zero in fiscal 2010 and 2009.

	Stock-Settled Stock Appreciation Rights	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2010	185,000	$59.61
Granted	—	—
Exercised	(9,500)	58.33
Forfeited	(13,000)	63.05
Expired	—	—
Outstanding at September 30, 2011	162,500	59.41	8.04	$2.8
Vested and expected to vest as of September 30, 2011	158,216	59.42	8.03	2.7
Exercisable at September 30, 2011	14,491	66.07	6.99	0.2

Assumptions used to remeasure fair value of cash-settled stock appreciation rights
Although no SAR's were granted to Post employees during the fiscal year ended September 30, 2011, the table also shows the assumptions used to remeasure the fair value of cash-settled SARs at that date.

	Year Ended September 30,
	2011	2010	2009
Expected term	5.0 years	6.0 years	6.0 years
Expected stock price volatility	30.0%	30.6%	30.0%
Risk-free interest rate	0.96%	2.22%	2.79%
Expected dividends	0%	0%	0%
Fair value (per right)	$30.27	$19.31	$22.25